Trade Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables
As at December 31, 2025 and 2024, trade receivables and other assets were as follows:

	As at December 31,
	2025	2024

Trade and accrued royalties receivable	$23,771	$19,785
Refundable taxes	806	86
Recoverable royalty generation expenditures and advances	506	-
Due from related parties	-	363
Prepayments	1,501	248
Reclamation bonds, deposits and other	613	181
Total receivables and other assets	27,197	20,663

Less: current portion	(25,154)	(16,632)
Non-current portion	$2,043	$4,031